CREDIT FACILITY WITH A BANK AND LONG-TERM LOAN (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions					1 Months Ended	12 Months Ended
	Oct. 16, 2020 ILS (₪)	Aug. 11, 2020 USD ($)	Jul. 19, 2020 shares	Mar. 12, 2019 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) ₪ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 09, 2020 USD ($)	Jul. 31, 2019 USD ($)
Debt Instruments [Line Items]
Available credit facility		$ 20,000
Bank warrants
Debt Instruments [Line Items]
Number of warrants exercisable | shares						1,556,272	1,556,272
Number of warrants exercised | shares			1,245,018
2020 Agreement
Debt Instruments [Line Items]
Credit facility against trade accounts receivable					$ 7,000
Top of range | Bank warrants
Debt Instruments [Line Items]
Warrant exercise price | (per share)						₪ 1.36	$ 0.42
Top of range | 2019 Agreement
Debt Instruments [Line Items]
Credit facility against trade accounts receivable				$ 5,000					$ 5,000
Increased credit facility with bank				11,000					15,000
Long term or short term debt				6,000					10,000
Top of range | 2020 Agreement
Debt Instruments [Line Items]
Credit facility against trade accounts receivable								$ 7,000
Increased credit facility with bank					20,000			17,000
Long term or short term debt					13,000			10,000
Bottom of range | Bank warrants
Debt Instruments [Line Items]
Warrant exercise price | (per share)						₪ 1.04	$ 0.32
Bottom of range | 2019 Agreement
Debt Instruments [Line Items]
Increased credit facility with bank				$ 10,000					$ 11,000
Bottom of range | 2020 Agreement
Debt Instruments [Line Items]
Increased credit facility with bank					$ 17,000			$ 15,000
Credit facility | Total amount drawn for draws of up to $10 million
Debt Instruments [Line Items]
Percentage of line of credit facility average outstanding		30.00%
Credit facility | Draws exceeding $10 million
Debt Instruments [Line Items]
Percentage of line of credit facility average outstanding		40.00%
Credit facility | LIBOR
Debt Instruments [Line Items]
Interest rate basis				monthly dollar LIBOR
Adjustment to interest rate basis				4.25%
Loan
Debt Instruments [Line Items]
Available credit facility		$ 13,000
Loan | First $10 million
Debt Instruments [Line Items]
Interest rate basis		5.3%
Loan | Remaining $3 million
Debt Instruments [Line Items]
Interest rate basis		6.8%
Long-term loan
Debt Instruments [Line Items]
Term of loan		3 years		3 years
Long-term loan | Lessor
Debt Instruments [Line Items]
Face amount of debt	₪ 1					₪ 311	$ 311
Annual interest rate	5.00%
Number of equal monthly installments	29
Long-term loan | LIBOR
Debt Instruments [Line Items]
Interest rate basis				quarterly dollar LIBOR
Adjustment to interest rate basis				5.50%
Long-term loan | LIBOR | 2020 Agreement
Debt Instruments [Line Items]
Adjustment to interest rate basis					3.00%
Long-term loan | LIBOR | Subsequent Events | 2020 Agreement
Debt Instruments [Line Items]
Interest rate basis					quarterly dollar LIBOR
Adjustment to interest rate basis					7.00%
Short-term loan
Debt Instruments [Line Items]
Term of loan		90 years
Revolving Credit Line
Debt Instruments [Line Items]
Term of loan		90 days
Available credit facility		$ 7,000
Line of credit facility amount outstanding							$ 5,000
Ratio between the balance of accounts receivable and the amount drawn		125
Revolving Credit Line | LIBOR
Debt Instruments [Line Items]
Adjustment to interest rate basis		4.00%